Cover	Dec. 10, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends and supplements the Current Report on Form 8-K of Gold Resource Corporation (“GORO” or the “Company”), filed with the Securities and Exchange Commission (“SEC”) on December 15, 2021 (the “Initial Form 8-K”), which reported under Item 2.01 that on December 10, 2021, the Company, through a wholly-owned subsidiary, completed the acquisition of all of the issued and outstanding common shares of Aquila Resources Inc. (“Aquila”), a corporation incorporated under the laws of the Province of Ontario (the “Transaction”).
Document Period End Date	Dec. 10, 2021
Entity File Number	001-34857
Entity Registrant Name	GOLD RESOURCE CORPORATION
Entity Central Index Key	0001160791
Entity Tax Identification Number	84-1473173
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	7900 East Union Avenue
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	320-7708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	GORO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2000 South Colorado Blvd.
Entity Address, Address Line Two	Tower 1
Entity Address, Address Line Three	Suite 10200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO